Other assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other assets and liabilities
Schedule of other assets and liabilities
	December 31, 2024				December 31, 2023
	Assets		Liabilities		Assets		Liabilities
(€ million)	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current
Fair value of derivative financial instruments	874	88	1,921	153	3,323	46	2,414	153
Contract liabilities			552	655			437	691
Other Taxes	850	147	1,749	48	915	137	1,811	16
Other	1,938	3,776	827	3,593	1,399	3,210	917	3,236
	3,662	4,011	5,049	4,449	5,637	3,393	5,579	4,096